5. CONVERTIBLE DEBENTURES	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Convertible Debentures
5. CONVERTIBLE DEBENTURES

July Debenture

On July 31, 2017, the Company entered into a 5% Securities Purchase Agreement. The agreement calls for the purchase of up to $135,000 in convertible debentures, due 12 months from issuance, with a $13,500 original issue discount (“OID”). The first closing of this agreement was for the principal of $45,000 with a purchase price of $40,500 (an OID of $4,500), with additional closings at the sole discretion of the holder. On October 2, 2017, the Company entered into a second closing of the July 31, 2017 debenture, in theprincipal amount of $22,500 for a purchase price of $20,250, with $1,500 deducted for legal fees, resulting in net cash proceeds of $18,750. The July 31 debenture is convertible at a conversion price of 60% of the lowest trading price during the twenty-five days prior to the conversion date and is also subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Company. A further adjustment occurs if the trading price at any time is equal to or lower than $0.10, whereby anadditional 10% discount to the market price shall be factored into the conversion rate, as well as an adjustment to occur upon subsequent sales of securities at a price lower than the original conversion price. The conversion feature meets the definition of a derivative and therefore requires bifurcation and is accounted for as a derivative liability.

On February 5, 2018, the Company entered into an amendment to the July Debenture, whereby in exchange for a payment of $6,500 the note holder, except for a conversion of up to 125,000 shares of the Company’s shares of common stock, would be only entitled to effectuate a conversion under the note on or after March 2, 2018.

The Company estimated the fair value of the conversion feature derivatives embedded in the convertible debentures at issuance at $61,000, based on weighted probabilities of assumptions used in the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.33 at issuance date; a risk-free interest rate of 1.23% and expected volatility of the Company’s common stock, of 192.43%, and the various estimated reset exercise prices weighted by probability. This resulted in the calculated fair value of the debt discount being greater than the face amount of the debt, and the excess amount of $45,500, including the commitment fees, was immediately expensed as financing costs.

On February 20, 2018, the holder converted $4,431 of the January debentures into 125,000 shares of common stock of the Company. As a result of the conversion the derivative liability relating to the portion converted was remeasured immediately prior to the conversion with a fair value of $11,000, with an increase of $4,000 recognized, with the fair value of the derivative liability related to the converted portion being reclassified to equity. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.12; a risk-free interest rate of 1.87% and expected volatility of the Company’s common stock, of 353.27%, and the various estimated reset exercise prices weighted by probability.

During March 2018, the holder converted an additional $17,113 of the July debentures into 630,000 shares of common stock of the Company. As a result of the conversion the derivative liability was remeasured immediately prior to the conversion with a fair value of $138,000, with an increase of $74,000 recognized, with the fair value of the derivative liability related to the converted portion being reclassified to equity. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.11; a risk-free interest rate of 1.77% and expected volatility of the Company’s common stock, of 375.93%, and the various estimated reset exercise prices weighted by probability.

During April 2018, in three separate conversions, the remainder of the first closing was fully converted into 1,225,627 shares of common stock of the Company. As a result of the conversions the derivative liability was remeasured immediately prior to the conversions with an overall decrease of $25,000 recognized, with the fair value of the derivative liability related to the converted portion, of $66,000 being reclassified to equity. The key valuation assumptions used consist, in part, of the price of the Company’s common stock on the date of conversion, of $0.07 to $0.09; a risk-free interest rate of 1.73% to 1.87% and expected volatility of the Company’s common stock, of 248.71%, and the various estimated reset exercise prices weighted by probability.

During May and June 2018, in two separate conversions, the remainder of the second closing was fully converted into 2,810,725 shares of common stock of the Company. As a result of the conversions the derivative liability was remeasured immediately prior to the conversions with an overall decrease of $25,000 recognized, with the fair value of the derivative liability related to the converted portion of $67,000 being reclassified to equity. The key valuation assumptions used consist, in part, of the price of the Company’s common stock on the date of conversion, of $0.03 to $0.04; a risk-free interest rate of 1.91% to 1.93% and expected volatility of the Company’s common stock, of 248.71%, and the various estimated reset exercise prices weighted by probability.

Additionally, with each tranche under the note, the Company shall issue a warrant to purchase an amount of shares of its common stock equal to the face value of each respective tranche divided by $0.60 as a commitment fee. The Company issued a warrant to purchase 75,000 shares of the Company’s common stock with the first closing and 37,500 with the second closing, with an exercise price of $0.60. The warrants have an anti-dilution provision for future issuances, whereby the exercise price would reset. The warrants exercise price was subsequently reset to 50% of the market price during the third quarter of fiscal 2018, and the warrants issued increased accordingly. As a result of the dilutive issuance adjustment provision, the warrants have been classified out of equity as a warrant liability. The Company issued 6,719,925 shares of their common stock on July 17, 2018, upon cashless exercise of the warrants granted in connection with the first closing of the July Debenture, and on August 28, 2018, 4,494,347 shares were issued upon cashless exercise of the warrants granted in connection with the second closing. As a result of the exercise, the fair value of the warrants at the date of exercise was reclassed into equity. The Company estimated the fair value of the warrants using the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.02 at both exercise dates; a risk-free interest rate of 2.73 and 2.77% and expected volatility of the Company’s common stock, of 351.29 and 342.70%, resulting in an aggregate fair value of $150,000.

  August Debenture

On August 28, 2017, the Company entered into a 12% convertible promissory note for $110,000, with an OID of $10,000, which matures on February 28, 2018. The note is convertible at a variable conversion rate that is the lesser of 60% of the lowest trading price for last 20 days prior to issuance of the note or 60% of the lowest market price over the 20 days prior to conversion. The conversion price shall be adjusted upon subsequent sales of securities at a price lower than the original conversion price. There are additional adjustments to the conversion price for events set forth in the agreement, including if the Company is not DTC eligible, the Company is no longer a reporting company, or the note cannot be converted into free trading shares on or after nine months from issue date. Per the agreement, the Company is required at all times to have authorized and reserved five times the number of shares that is actually issuable upon full conversion of the note. The conversion feature meets the definition of a derivative and therefore requires bifurcation and is accounted for as a derivative liability. The note was sold to the holder of the January 29, 2018 note (below) on February 8, 2018, with an amendment entered into to extend the note until March 5, 2018. In exchange for a cash payment of $5,000 and the issuance of 50,000 shares of common stock, on March 5, 2018, the holder agreed to not convert any of the outstanding debt into common stock of the Company until April 8, 2018. The new holder issued a waiver as to the maturity date of the note and a technical default provision.

The Company estimated the fair value of the conversion feature derivatives embedded in the convertible debentures at issuance at $150,000, based on weighted probabilities of assumptions used in the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.17 at issuance date; a risk-free interest rate of 1.12% and expected volatility of the Company’s common stock, of 190.70%, and the various estimated reset exercise prices weighted by probability. This resulted in the calculated fair value of the debt discount being greater than the face amount of the debt, and the excess amount of $116,438, was immediately expensed as financing costs.

During April through June 2018, in a number of separate conversions, the August debenture was fully converted into 8,332,582 shares of common stock of the Company. As a result of the conversions the derivative liability was remeasured immediately prior to the conversions with an overall decrease of $112,000 recognized, with the fair value of the derivative liability related to the converted portion, of $316,000 being reclassified to equity. The key valuation assumptions used consist, in part, of the price of the Company’s common stock on the date of conversion, of $0.09 to $0.02; a risk-free interest rate of 1.72% to 1.94% and expected volatility of the Company’s common stock of 248.71% to 375.93%, and the various estimated reset exercise prices weighted by probability

In connection with the note, the Company issued 50,000 warrants, exercisable at $0.20, with a five-year term. The exercise price is adjustable upon certain events, as set forth in the agreement, including for future dilutive issuance. The exercise price was adjusted to $0.15 and the warrants outstanding increased to 66,667, upon a warrant issuance related to a new convertible debenture on September 11, 2017. The warrants exercise price was subsequently reset to 50% of the market price during the third quarter of fiscal 2018, and the warrants issued increased accordingly. As a result of the dilutive issuance adjustment provision, the warrants have been classified out of equity as a warrant liability. The Company estimated the fair value of the warrant liability using the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.17 at issuance date; a risk-free interest rate of 1.74% and expected volatility of the Company’s common stock, of 276.90%, resulting in a fair value of $8,000.

Additionally, in connection with the debenture the Company also issued 343,750 shares of common stock of the Company as a commitment fee. The commitment shares fair value was calculated as $58,438, based on the market value of the shares of common stock at the closing date of $0.17, and was recognized as part of the debt discount. The shares are to be returned to the Treasury of the Company in the event the debenture is fully repaid prior to the date which is 180 days following the issue date. On February 22, 2018, in connection with the sale of the note to the January 29, 2019 note holder, 171,965 of the shares were returned to the Company and cancelled. The remaining shares are not required to be returned to the Company, as the note was not redeemed prior to the date 180 days following the issue date.

On October 31, 2017, there was a second closing to the August debenture, in the principal amount of $66,000, maturing on April 30, 2018. The second closing has the same conversion terms as the first closing, however there were no additional warrants issued with the second closing. The conversion feature meets the definition of a derivative and therefore requires bifurcation and is accounted for as a derivative liability. Subsequent to year end the holder issued a waiver as to the maturity date of the note and a technical default provision.

The Company estimated the fair value of the conversion feature derivatives embedded in the convertible debentures at issuance at $94,000, based on weighted probabilities of assumptions used in the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.11 at issuance date; a risk-free interest rate of 1.28% and expected volatility of the Company’s common stock, of 193.79%, and the various estimated reset exercise prices weighted by probability. This resulted in the calculated fair value of the debt discount being greater than the face amount of the debt, and the excess amount of $69,877, was immediately expensed as financing costs.

Additionally, in connection with the second closing, the Company also issued 332,500 shares of common stock of the Company as a commitment fee. The commitment shares fair value was calculated as $35,877, based on the market value of the shares of common stock at the closing date of $0.11, and was recognized as part of the debt discount. The shares are to be returned to the Treasury of the Company in the event the debenture is fully repaid prior to the date which is 180 days following the issue date.

During May 2018, the second closing was fully converted into 5,072,216 shares of common stock of the Company. As a result of the conversion the derivative liability was remeasured immediately prior to the conversions with an overall decrease of $42,000 recognized, with the fair value of the derivative liability related to the converted portion, of $196,000 being reclassified to equity. The key valuation assumptions used consist, in part, of the price of the Company’s common stock on the date of conversion, of $0.03; a risk-free interest rate of 1.87% and expected volatility of the Company’s common stock, of 248.71%, and the various estimated reset exercise prices weighted by probability

September 11, 2017 Debenture

On September 11, 2017, the Company entered into a convertible promissory note for $146,000, with an OID of $13,500, which matured on June 11, 2018. The note bears interest at 12%, which increases to 24% upon an event of default. The note is convertible at a variable conversion rate that is the lower of the trading price for last 25 days prior to issuance of the note or 50% of the lowest market price over the 25 days prior to conversion. Furthermore, the conversion rate may be adjusted downward if, within three business days of the transmittal of the notice of conversion, the common stock has a closing bid which is 5% or lower than that set forth in the notice of conversion.There are additional adjustments to the conversion price for events set forth in the agreement, if any third party has the right to convert monies at a discount to market greater than the conversion price in effect at that time then the holder, may utilize such greater discount percentage. Per the agreement, the Company is required at all times to have authorized and reserved seven times the number of shares that is actually issuable upon full conversion of the note. The Company has not maintained the required share reservation under the terms of the note agreement. The Company believes it has sufficient available shares of the Company’s common stock in the event of conversion for these notes. The conversion feature meets the definition of a derivative and therefore requires bifurcation and is accounted for as a derivative liability.

The Company estimated the fair value of the conversion feature derivatives embedded in the convertible debentures at issuance at $269,000, based on weighted probabilities of assumptions used in the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.17 at issuance date; a risk-free interest rate of 1.16% and expected volatility of the Company’s common stock, of 190.70%, and the various estimated reset exercise prices weighted by probability. This resulted in the calculated fair value of the debt discount being greater than the face amount of the debt, and the excess amount of $168,250, was immediately expensed as financing costs.

In connection with the note, the Company issued 243,333 warrants, exercisable at $0.15, with a five-year term. The exercise price is adjustable upon certain events, as set forth in the agreement, including for future dilutive issuance. The warrants exercise price was subsequently reset to 50% of the market price during the third quarter of fiscal 2018, and the warrants issued increased accordingly. As a result of the dilutive issuance adjustment provision, the warrants have been classified out of equity as a warrant liability. The Company estimated the fair value of the warrant liability using the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.13 at issuance date; a risk-free interest rate of 1.71% and expected volatility of the Company’s common stock, of 276.90%, resulting in a fair value of $32,000.

During April and June 2018, in three separate conversions, $85,000 of the note was converted into 9,200,600 shares of common stock of the Company. During July and September 2018, in two separate conversions, an additional $20,654 of principal and $3,700 accrued interest of the note was converted into 5,436,049 shares of common stock of the Company. As a result of the conversions in the second quarter of 2019, the derivative liability was remeasured immediately prior to the conversions with an overall decrease of $82,000 recognized, with the fair value of the derivative liability related to the converted portion, of $61,000 being reclassified to equity. The key valuation assumptions used consist, in part, of the price of the Company’s common stock on the date of conversion, $0.01; a risk-free interest rate of 2.00% and expected volatility of the Company’s common stock, of 248.71%, and the various estimated reset exercise prices weighted by probability. As a result of the conversions in the first quarter of 2019, the derivative liability was remeasured immediately prior to the conversions with an overall decrease of $124,000 recognized, with the fair value of the derivative liability related to the converted portion, of $263,000 being reclassified to equity. The key valuation assumptions used consist, in part, of the price of the Company’s common stock on the date of conversion, of $0.03 to $0.10; a risk-free interest rate of 1.73% to 1.94% and expected volatility of the Company’s common stock, of 248.71% to 375.93%, and the various estimated reset exercise prices weighted by probability.

During the third fiscal quarter of 2019, in five separate conversions, the remaining principal was fully converted, along with $1,475 accrued interest of the note into 27,186,186 shares of common stock of the Company. As a result of the conversions in the third quarter of 2019, the derivative liability was remeasured immediately prior to the conversions with an overall increase of $15,000 recognized, with the fair value of the derivative liability related to the converted portion, of $131,000 being reclassified to equity. The key valuation assumptions used consist, in part, of the price of the Company’s common stock on the dates of conversion, of $0.01 and $0.02; a risk-free interest rate of 2.36% to 2.41% and expected volatility of the Company’s common stock, of 193.06% to 448.43%, and the various estimated reset exercise prices weighted by probability.

September 12, 2017 Debenture

On September 12, 2017, the Company entered into a 12% convertible promissory note for principal amount of $96,500 with a $4,500 OID, which matures on June 12, 2018. The note is able to be prepaid prior to the maturity date, at a cash redemption premium, at various stages as set forth in the agreement. The note is convertible commencing 180 days after issuance date (or upon an event of Default), or March 11, 2018, with a variable conversion rate at 60% of market price, defined as the lowest trading price during the twenty days prior to the conversion date. Additionally, the conversion price adjusts if the Company is not able to issue the shares requested to be converted, or upon any future financings have more favorable terms. Per the agreement, the Company is required at all times to have authorized and reserved six times the number of shares that is actually issuable upon full conversion of the note. The conversion feature meets the definition of a derivative and therefore requires bifurcation and is accounted for as a derivative liability.

On March 20, 2018, the holder converted $32,500 of the September 12, 2017 debentures into 1,031,746 shares of common stock of the Company. As a result of the conversion the derivative liability was remeasured immediately prior to the conversion with a fair value of $318,000, with an increase of $165,000 recognized, with the fair value of the derivative liability related to the converted portion of $107,000 being reclassified to equity. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.09; a risk-free interest rate of 1.81% and expected volatility of the Company’s common stock, of 375.93%, and the various estimated reset exercise prices weighted by probability.

The Company estimated the fair value of the conversion feature derivatives embedded in the convertible debentures at issuance at $110,000, based on weighted probabilities of assumptions used in the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.13 at issuance date; a risk-free interest rate of 1.16% and expected volatility of the Company’s common stock, of 190.70%, and the various estimated reset exercise prices weighted by probability. This resulted in the calculated fair value of the debt discount being greater than the face amount of the debt, and the excess amount of $18,000 was immediately expensed as financing costs.

During April 2018, in two separate conversions, the debenture was fully converted into 2,611,164 shares of common stock of the Company. As a result of the conversions the derivative liability was remeasured immediately prior to the conversions with an overall decrease of $43,000 recognized, with the fair value of the derivative liability related to the converted portion, of $206,000 being reclassified to equity. The key valuation assumptions used consist, in part, of the price of the Company’s common stock on the date of conversion, of $0.06 to $0.08; a risk-free interest rate of 1.73% to 1.82% and expected volatility of the Company’s common stock, of 375.93%, and the various estimated reset exercise prices weighted by probability

October 17, 2017 Debenture

On September 28, 2017, the Company entered into a Securities Purchase Agreement, pursuant to which the Company agreed to sell a 12% Convertible Note for $55,000 with a maturity date of September 28, 2018, for a purchase price of $51,700, and $2,200 deducted for legal fees, resulting in net cash proceeds of $49,500. The effective closing date of the Securities Purchase Agreement and Note is October 17, 2017. The note is convertible at the holders’ option, at any time, at a conversion price equal to the lower of (i) the closing sale price of the Company’s common stock on the closing date, or (ii) 60% of either the lowest sale price for the Company’s common stock during the twenty (20) consecutive trading days including and immediately preceding the closing date, or the closing bid price, whichever is lower , provided that, if the price of the Company’s common stock loses a bid, then the conversion price may be reduced, at the holder’s absolute discretion, to a fixed conversion price of $0.00001. If at any time the adjusted conversion price for any conversion would be less than par value of the Company’s common stock, then the conversion price shall equal such par value for any such conversion and the conversion amount for such conversion shall be increased to include additional principal to the extent necessary to cause the number of shares issuable upon conversion equal the same number of shares as would have been issued had the Conversion Price not been subject to the minimum par value price. The conversion feature meets the definition of a derivative and therefore requires bifurcation and is accounted for as a derivative liability.

The Company estimated the fair value of the conversion feature derivatives embedded in the convertible debentures at issuance at $91,000, based on weighted probabilities of assumptions used in the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.11 at issuance date; a risk-free interest rate of 1.41% and expected volatility of the Company’s common stock, of 193.79%, and the various estimated reset exercise prices weighted by probability. This resulted in the calculated fair value of the debt discount being greater than the face amount of the debt, and the excess amount of $41,500 was immediately expensed as financing costs.

During April and May 2018, in a number of separate conversions, approximately $43,000 of the debenture plus accrued interest was converted into 3,800,000 shares of common stock of the Company. As a result of the conversions the derivative liability was remeasured immediately prior to the conversions with an overall decrease of $50,000 recognized, with the fair value of the derivative liability related to the converted portion, of $85,000 being reclassified to equity. The key valuation assumptions used consist, in part, of the price of the Company’s common stock on the date of conversion, of $0.03 to $0.05; a risk-free interest rate of 1.80% to 1.91% and expected volatility of the Company’s common stock of 248.71% to 375.93%, and the various estimated reset exercise prices weighted by probability.

During the second quarter of fiscal 2019, in a number of separate conversions, the debenture plus accrued interest was fully converted into 4,517,493 shares of common stock of the Company. As a result of the conversions the derivative liability was remeasured immediately prior to the conversions with an overall decrease in the fair value of $15,000 recognized, with the fair value of the remaining derivative liability of $31,000 being reclassified to equity. The key valuation assumptions used consist, in part, of the price of the Company’s common stock on the date of conversion, of $0.02; a risk-free interest rate of 2.02% to 2.14% and expected volatility of the Company’s common stock of 193.06 % to 248.71%, and the various estimated reset exercise prices weighted by probability.

November 14, 2017 Debenture

On November 14, 2017, the Company entered into two 8% convertible redeemable notes, in the aggregate principal amount of $112,000, convertible into shares of common stock of the Company, with maturity dates of November 14, 2018. Each note was in the face amount of $56,000, with an original issue discount of $2,800, resulting in a purchase price for each note of $53,200. The first of the two notes was paid for by the buyer in cash upon closing, with the second note initially paid for by the issuance of an offsetting $53,200 secured promissory note issued to the Company by the buyer (“Buyer Note”). The Buyer Note was cancelled on May 15, 2018, based on the trading volume of the Company stock, per the terms of the debenture. The notes are convertible at 57% of the lowest of trading price for last 20 days, or lowest closing bid price for last 20 days, with the discount increased to 47% in the event of a DTC chill, with the second note not being convertible until the buyer has settled the Buyer Note in cash payment. The Buyer Note is included in Notes Receivable in the accompanying financial statements.

During the first six months, the convertible redeemable notes are in effect, the Company may redeem the note at amounts ranging from 120% to 140% of the principal and accrued interest balance, based on the redemption date’s passage of time ranging from 90 days to 180 days from the date of issuance of each debenture.

The conversion feature meets the definition of a derivative and therefore requires bifurcation and is accounted for as a derivative liability.

The Company estimated the aggregate fair value of the conversion feature derivatives embedded in the two convertible debentures at issuance at $164,000, based on weighted probabilities of assumptions used in the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.10 at issuance date; a risk-free interest rate of 1.59% and expected volatility of the Company’s common stock, of 192.64%, and the various estimated reset exercise prices weighted by probability. This resulted in the calculated fair value of the debt discount being greater than the face amount of the debt, and the excess amount of $63,200 was immediately expensed as financing costs.

During May and June 2018, in three separate conversions, the first debenture was fully converted into 4,834,790 shares of common stock of the Company. As a result of the conversions the derivative liability was remeasured immediately prior to the conversions with an overall decrease of $47,000 recognized, with the fair value of the derivative liability related to the converted portion, of $106,000 being reclassified to equity. The key valuation assumptions used consist, in part, of the price of the Company’s common stock on the date of conversion, of $0.03 to $0.04; a risk-free interest rate of 2.08% to 2.14% and expected volatility of the Company’s common stock, of 321.92%, and the various estimated reset exercise prices weighted by probability.

December 20, 2017 Debenture

On December 20, 2017, the Company entered into two 8% convertible redeemable notes, in the aggregate principal amount of $240,000, convertible into shares of common stock, of the Company, with the same buyers as the November 14, 2017 debenture. Both notes are due on December 20, 2018. If the note is not paid by its maturity date the outstanding principal due on the note increases by 10%. The note also contains a cross default to all other outstanding notes. The first note has face amount of $160,000, with a $4,000 OID, resulting in a purchase price of $156,000. The second note has a face amount of $80,000, with an OID of $2,000, for a purchase price of $78,000. The first of the two notes was paid for by the buyer in cash upon closing, with the second note initially paid for by the issuance of an offsetting $78,000 secured promissory note issued to the Company by the buyer (“Buyer Note”). The Buyer Note is included in Notes Receivable in the accompanying financial statements. The Buyer Note was due on August 20, 2018. The Buyer Note was settled on July 11, 2018, for a purchase price of $74,000, net of fees. The notes are convertible at 60% of the lower of: (i) lowest trading price or (ii) lowest closing bid price, of the Company’s common stock for the last 20 trading days prior to conversion, with the discount increased to 50% in the event of a DTC chill, with the second note not being convertible until the buyer has settled the Buyer Note in cash payment.

During the first six months, the convertible redeemable notes are in effect, the Company may redeem the note at amounts ranging from 120% to 136% of the principal and accrued interest balance, based on the redemption date’s passage of time ranging from 90 days to 180 days from the date of issuance of each debenture.

The conversion feature meets the definition of a derivative and therefore requires bifurcation and is accounted for as a derivative liability.

The Company estimated the aggregate fair value of the conversion feature derivatives embedded in the two convertible debentures at issuance at $403,000, based on weighted probabilities of assumptions used in the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.15 at issuance date; a risk-free interest rate of 1.72% and expected volatility of the Company’s common stock, of 215.40%, and the various estimated reset exercise prices weighted by probability. This resulted in the calculated fair value of the debt discount being greater than the face amount of the debt, and the excess amount of $181,000 was immediately expensed as financing costs.

On August 7, 2018, the holder converted $25,000 of the December 20, 2017 debentures and $1,178 of accrued interest into 4,363,013 shares of common stock of the Company. As a result of the conversions the derivative liability was remeasured immediately prior to the conversions with an overall decrease in the fair value of $260,000 recognized, with the fair value of the derivative liability related to the converted portion, of $36,000 being reclassified to equity. The key valuation assumptions used consist, in part, of the price of the Company’s common stock on the date of conversion, of $0.02; a risk-free interest rate of 2.06% and expected volatility of the Company’s common stock, of 248.71%, and the various estimated reset exercise prices weighted by probability.

During the third fiscal quarter of 2019, in four separate conversions, the holder converted $86,000 of the December 20, 2017 debentures and approximately $6,000 of accrued interest into 27,288,948 shares of common stock of the Company. As a result of the conversions the derivative liability was remeasured immediately prior to the conversions with an overall increase in the fair value of $91,000 recognized, with the fair value of the derivative liability related to the converted portion, of $145,000 being reclassified to equity. The key valuation assumptions used consist, in part, of the price of the Company’s common stock on the dates of conversion, ranging from $0.01 to $0.02; a risk-free interest rate ranging from 2.31% to 2.41% and expected volatility of the Company’s common stock, ranging from 193.06% to 448.43%, and the various estimated reset exercise prices weighted by probability.

On December 31, 2018, the remaining outstanding principal for the December 20, 2017 notes were settled by payment from another lender. The Company and the other lender are still finalizing the terms of the new convertible debenture for the repayment of the December 20, 2017 note.

January 29, 2018 Debenture

On January 29, 2018, the Company entered into three 12% convertible notes of the Company in the aggregate principal amount of $120,000, convertible into shares of common stock of the Company, with maturity dates of January 29, 2019. The interest upon an event of default, as defined in the note, including a cross default to all other outstanding notes, is 24% per annum. If the note is not paid by its maturity date the outstanding principal due on the note increases by 10%. Each note was in the face amount of $40,000, with $2,000 legal fees, for net proceeds of $38,000. The first of the three notes was paid for by the buyer in cash upon closing, with the other two notes initially paid for by the issuance of an offsetting $40,000 secured promissory note issued to the Company by the buyer (“Buyer Note”). The Buyer Notes are due on September 29, 2018. The first of the Buyer’s Notes was funded on July 26, 2018, for cash proceeds of $38,000. Per the agreement, the Company is required at all times to have authorized and reserved three times the number of shares that is actually issuable upon full conversion of the note. Failure to maintain the reserved number of shares is considered an event of default if not cured within three days of a notice of conversion. The Company has not maintained the required share reservation under the terms of the note agreement. The Company believes it has sufficient available shares of the Company’s common stock in the event of conversion for these notes.

The notes are convertible at 60% of the lowest closing bid price for the last 20 days, with the discount increased to 50% in the event of a DTC chill. The second and third notes not being convertible until the buyer has settled the Buyer Notes in a cash payment. The conversion feature meets the definition of a derivative and therefore requires bifurcation and will be accounted for as a derivative liability.

During the first 180 days, the convertible redeemable notes are in effect, the Company may redeem the note at amounts ranging from 115% to 140% of the principal and accrued interest balance, based on the redemption date’s passage of time ranging from 30 days to 180 days from the date of issuance of each debenture. Upon any sale event, as defined, at the holder’s request the Company will redeem the note for 150% of the principal and accrued interest.

The Company estimated the aggregate fair value of the conversion feature derivatives embedded in the three convertible debentures at issuance at $185,000, based on weighted probabilities of assumptions used in the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.12 at issuance date; a risk-free interest rate of 1.80% and expected volatility of the Company’s common stock, of 215.40%, and the various estimated reset exercise prices weighted by probability. This resulted in the calculated fair value of the debt discount being greater than the face amount of the debt, and the excess amount of $71,000 was immediately expensed as financing costs.

During the second fiscal quarter of 2019, in three separate conversions, the first debenture was fully converted into 7,137,222 shares of common stock of the Company. As a result of the conversions the derivative liability related to the first debenture was remeasured immediately prior to the conversions with an overall decrease in the fair value of $37,000 recognized, with the fair value of the derivative liability related to the converted portion, of $64,000 being reclassified to equity. The key valuation assumptions used consist, in part, of the price of the Company’s common stock on the date of conversion, of $0.01 to $0.02; a risk-free interest rate of 2.17% to 2.22% and expected volatility of the Company’s common stock, of 193.06% to 321.92%, and the various estimated reset exercise prices weighted by probability.

During the third fiscal quarter of 2019, in three separate conversions, the second debenture was fully converted into 12,551,676 shares of common stock of the Company. As a result of the conversions the derivative liability related to the second debenture was remeasured immediately prior to the conversions with no change in the fair value calculated to be recognized due to the insignificant changes in the valuation assumptions, with the fair value of the derivative liability related to the converted portion, of $53,000 being reclassified to equity. The key valuation assumptions used consist, in part, of the price of the Company’s common stock on the dates of conversion of $0.01; a risk-free interest rate of 2.38% and expected volatility of the Company’s common stock, of 193.06%, and the various estimated reset exercise prices weighted by probability.

On November 11, 2018, the third debenture was fully converted into 2,666,667 shares of common stock of the Company. As a result of the conversion the derivative liability related to the third debenture was remeasured immediately prior to the conversion with an overall increase in the fair value of $18,000 recognized, with the fair value of the derivative liability related to the converted portion, of $71,000 being reclassified to equity. The key valuation assumptions used consist, in part, of the price of the Company’s common stock on the date of conversion, of $0.02; a risk-free interest rate of 2.38% and expected volatility of the Company’s common stock, of 448.43%, and the various estimated reset exercise prices weighted by probability.

January 30, 2018 Debenture

On January 30, 2018, the Company entered into a 12% convertible note for the principal amount of $80,000, convertible into shares of common stock of the Company, which matures on January 30, 2019. Upon an event of default, as defined in the note, the note becomes immediately due and payable, in an amount equal to 150% of all principal and accrued interest due on the note, with default interest of 22% per annum (the “Default Amount”). If the Company fails to deliver conversion shares within 2 days of a conversion request, the note becomes immediately due and payable at an amount of twice the Default Amount. The note is convertible at 61% of the lowest closing bid price for the last 15 days.Per the agreement, the Company is required at all times to have authorized and reserved six times the number of shares that is actually issuable upon full conversion of the note. Failure to maintain the reserved number of shares is considered an event of default if not cured within three days of a notice of conversion. The conversion feature meets the definition of a derivative and therefore requires bifurcation and will be accounted for as a derivative liability.

During the first 180 days, the convertible redeemable note is in effect, the Company may redeem the note at amounts ranging from 115% to 140% of the principal and accrued interest balance, based on the redemption date’s passage of time ranging from 30 days to 180 days from the date of issuance of the debenture. The note was redeemed on July 27, 2018, for approximately $123,000, with the approximately $40,000 redemption amount being recognized as financing costs. Upon redemption, the fair value of the related derivative liability was remeasured immediately prior to the redemption with an overall decrease in the fair value of $90,000 recognized, and the derivative liability fair value of $119,000 reclassed to equity. The key valuation assumptions used consist, in part, of the price of the Company’s common stock on the date of redemption, of $0.01; a risk-free interest rate of 1.93% and expected volatility of the Company’s common stock, of 248.71%, and the various estimated reset exercise prices weighted by probability.

The Company estimated the aggregate fair value of the conversion feature derivatives embedded in the convertible debenture at issuance at $163,000, based on weighted probabilities of assumptions used in the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.08 at issuance date; a risk-free interest rate of 1.88% and expected volatility of the Company’s common stock, of 215.40%, and the various estimated reset exercise prices weighted by probability. This resulted in the calculated fair value of the debt discount being greater than the face amount of the debt, and the excess amount of $83,000 was immediately expensed as financing costs.

On March 9, 2018, the Company entered into a 12% convertible note for the principal amount of $43,000, with the holder of the January 30, 2018 debenture, convertible into shares of common stock of the Company, which matures on March 9, 2019. Upon an event of default, as defined in the note, the note becomes immediately due and payable, in an amount equal to 150% of all principal and accrued interest due on the note, with default interest of 22% per annum (the “Default Amount”). If the Company fails to deliver conversion shares within 2 days of a conversion request, the note becomes immediately due and payable at an amount of twice the Default Amount. The note is convertible on the date beginning 180 days after issuance of the note, at 61% of the lowest closing bid price for the last 15 days. Per the agreement, the Company is required at all times to have authorized and reserved six times the number of shares that is actually issuable upon full conversion of the note. Failure to maintain the reserved number of shares is considered an event of default. The Company has not maintained the required share reservation under the terms of the note agreement. The Company believes it has sufficient available shares of the Company’s common stock in the event of conversion for these notes. The conversion feature meets the definition of a derivative and therefore requires bifurcation and will be accounted for as a derivative liability.

During the first 180 days the convertible redeemable note is in effect, the Company may redeem the note at amounts ranging from 115% to 140% of the principal and accrued interest balance, based on the redemption date’s passage of time ranging from 30 days to 180 days from the date of issuance of the debenture. On August 24, 2018 the outstanding principal and $2,304 in accrued interest of the note was purchased from the noteholder by a third party, for $71,000. The additional $25,696 represents the redemption amount owing to the original noteholder and increases the principal amount due to the new noteholder and was recognized as financing cost.

The Company estimated the aggregate fair value of the conversion feature derivatives embedded in the convertible debenture at issuance at $94,000, based on weighted probabilities of assumptions used in the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.09 at issuance date; a risk-free interest rate of 2.03% and expected volatility of the Company’s common stock, of 215.40%, and the various estimated reset exercise prices weighted by probability. This resulted in the calculated fair value of the debt discount being greater than the face amount of the debt, and the excess amount of $54,000 was immediately expensed as financing costs.

During the second fiscal quarter of 2019, in two separate conversions, the holder converted $29,464 of principal into 4,500,000 shares of common stock of the Company. As a result of the conversions the derivative liability related to the first debenture was remeasured immediately prior to the conversions with an overall decrease in the fair value of $60,000 recognized, with the fair value of the derivative liability related to the converted portion, of $33,000 being reclassified to equity. The key valuation assumptions used consist, in part, of the price of the Company’s common stock on the date of conversion, of $0.01; a risk-free interest rate of 2.33% to 2.37% and expected volatility of the Company’s common stock, of 223.20%, and the various estimated reset exercise prices weighted by probability.

On November 26, 2018, the holder converted $16,168 of principal into 4,732,902 shares of common stock of the Company. As a result of the conversion the derivative liability related to the first debenture was remeasured immediately prior to the conversion with an overall increase in the fair value of $7,000 recognized, with the fair value of the derivative liability related to the converted portion, of $28,000 being reclassified to equity. The key valuation assumptions used consist, in part, of the price of the Company’s common stock on the date of conversion, of $0.01; a risk-free interest rate of 2.41% and expected volatility of the Company’s common stock, of 448.43%, and the various estimated reset exercise prices weighted by probability.

March 20, 2018 Debenture

On March 20, 2018, the Company entered into a convertible note for the principal amount of $84,000, convertible into shares of common stock of the Company, which matures on December 20, 2018. The note bears interest at 12% for the first 180 days, which increases to 18% after 180 days, and 24% upon an event of default. Upon an event of default, as defined in the note, the note becomes immediately due and payable, in an amount equal to 150% of all principal and accrued interest due on the note. The note is convertible on the date beginning 180 days after issuance of the note, at the lower of 60% of the lowest trading price for the last 20 days prior to the issuance date of this note, or 60% of the lowest trading price for the last 20 days prior to conversion. In the event of a "DTC chill", the conversion rate is adjusted to 40% of the market price. Per the agreement, the Company is required at all times to have authorized and reserved ten times the number of shares that is actually issuable upon full conversion of the note. The Company has not maintained the required share reservation under the terms of the note agreement. The Company believes it has sufficient available shares of the Company’s common stock in the event of conversion for these notes. The conversion feature meets the definition of a derivative and therefore requires bifurcation and will be accounted for as a derivative liability.

During the first 180 days the convertible redeemable note is in effect, the Company may redeem the note at amounts ranging from 125% to 150% of the principal and accrued interest balance, based on the redemption date’s passage of time ranging from the issuance to 180 days from the date of issuance of the debenture. On September 20, 2018 the outstanding principal and $5,040 in accrued interest of the note was purchased from the noteholder by a third party, for $126,882. The additional $37,842 represents the redemption amount owing to the original noteholder and increases the principal amount due to the new noteholder and was recognized as financing cost.

Additionally, the Company also issued 255,675 shares of common stock of the Company as a commitment fee. The commitment shares fair value was calculated as $28,124, based on the market value of the shares of common stock at the closing date of $0.11, and was recognized as part of the debt discount.

The Company estimated the aggregate fair value of the conversion feature derivatives embedded in the convertible debenture at issuance at $191,000, based on weighted probabilities of assumptions used in the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.06 at issuance date; a risk-free interest rate of 2.09% and expected volatility of the Company’s common stock, of 272.06%, and the various estimated reset exercise prices weighted by probability. This resulted in the calculated fair value of the debt discount being greater than the face amount of the debt, and the excess amount of $144,124 (including the fair value of the shares of common stock issued) was immediately expensed as financing costs.

During the third fiscal quarter of 2019, in two separate conversions, the holder converted $91,592 of principal into 16,870,962 shares of common stock of the Company. As a result of the conversions the derivative liability related to the debenture was remeasured immediately prior to the conversions with an overall increase in the fair value of $27,000 recognized, with the fair value of the derivative liability related to the converted portion, of $163,000 being reclassified to equity. The key valuation assumptions used consist, in part, of the price of the Company’s common stock on the dates of conversion, of $0.01 and $0.02; a risk-free interest rate of 2.40% to 2.45% and expected volatility of the Company’s common stock, of 448.43%, and the various estimated reset exercise prices weighted by probability.

March 21, 2018 Debenture

On March 21, 2018, the Company entered into a convertible note for the principal amount of $39,199, which includes an OID of $4,199, convertible into shares of common stock of the Company, which matures on December 20, 2018. The note bears interest at 12% for the first 180 days, which increases to 18% after 180 days, and 24% upon an event of default. Upon an event of default, as defined in the note, the note becomes immediately due and payable, in an amount equal to 150% of all principal and accrued interest due on the note. The note is convertible on the date beginning 180 days after issuance of the note, at the lowest of 60% of the lowest tradingprice for the last 20 days prior to the issuance date of this note, or 60% of the lowest trading price for the last 20 days prior to conversion. The discount is increased upon certain events set forth in the agreement regarding the obtainability of the shares, such as a "DTC chill". Additionally, if the Company ceases to be a reporting company, or after 181 days the note cannot be converted into freely traded shares, the discount is increased an additional 15%. Per the agreement, the Company is required atall times to have authorized and reserved ten times the number of shares that is actually issuable upon full conversion of the note. The Company has not maintained the required share reservation under the terms of the note agreement. The Company believes it has sufficient available shares of the Company’s common stock in the event of conversion for these notes. The conversion feature meets the definition of a derivative and therefore requires bifurcation and will be accounted for as a derivative liability.

During the first 180 days the convertible redeemable note is in effect, the Company may redeem the note at amounts ranging from 125% to 150% of the principal and accrued interest balance, based on the redemption date’s passage of time ranging from the issuance to 180 days from the date of issuance of the debenture. On September 20, 2018 the outstanding principal and $2,352 in accrued interest of the note was purchased from the noteholder by a third party, for $62,326. The additional $20,775 represents the redemption amount owing to the original noteholder and increases the principal amount due to the new noteholder and was recognized as financing cost.

Additionally, the Company also issued 119,300 shares of common stock of the Company as a commitment fee. The commitment shares fair value was calculated as $13,123, based on the market value of the shares of common stock at the closing date of $0.11, and was recognized as part of the debt discount.

The Company estimated the aggregate fair value of the conversion feature derivatives embedded in the two convertible debentures at issuance at $89,000, based on weighted probabilities of assumptions used in the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.06 at issuance date; a risk-free interest rate of 2.09% and expected volatility of the Company’s common stock, of 272.06%, and the various estimated reset exercise prices weighted by probability. This resulted in the calculated fair value of the debt discount being greater than the face amount of the debt, and the excess amount of $67,123 (including the fair value of the shares of common stock issued) was immediately expensed as financing costs.

On December 6, 2018, the holder converted $20,160 of principal into 6,000,000 shares of common stock of the Company. As a result of the conversion the derivative liability related to the debenture was remeasured immediately prior to the conversion with an overall increase in the fair value of $14,000 recognized, with the fair value of the derivative liability related to the converted portion, of $36,000 being reclassified to equity. The key valuation assumptions used consist, in part, of the price of the Company’s common stock on the date of conversion, of $0.02; a risk-free interest rate of 2.41% and expected volatility of the Company’s common stock, of 448.43%, and the various estimated reset exercise prices weighted by probability.

April 10, 2018 Debenture

On April 10, 2018, the Company entered into two 10% convertible notes in the aggregate principal amount of $110,000, convertible into shares of common stock of the Company, with maturity dates of April 10, 2019. The interest upon an event of default, as defined in the note, is 24% per annum. Each note was in the face amount of $55,000, with $2,750 for legal fees deducted upon funding. The first of the notes was paid for by the buyer in cash upon closing, with the other note ("Back-End Note") initially paid for by the issuance of an offsetting $55,000 secured promissory note issued to the Company by the buyer (“Buyer Note”). The interest rate increases to 24% upon an event of default, as set forth in the agreement, including a cross default to all other outstanding notes, and if the debenture is not paid at maturity the principal due increases by 10%. If the Company loses its bid price the principal outstanding on the debenture increases by 20%, and if the Company’s common stock is delisted, the principal increases by 50%. An event of default also occurs if the Company’s common stock has a closing bid price of less than $0.03 per share for at least five consecutive days, or the aggregate dollar trading volume of the Company’s common stock is less than $20,000 in any five consecutive days. The Company’s common stock closing bid price fell below $0.03 on June 18, 2018 and continued for over five consecutive days, and the Company is therefore in default on the note. The Company has obtained a waiver from the holder on this technical default. Due to the default the holder cancelled the Back-End and Buyer notes as of September 30, 2018. Upon cancellation the remaining unamortized debt discount of $27,500 was immediately expensed. Also, as a result of the cancellation, the fair value of thederivative liability related to the Back-End note was remeasured with a decrease in the fair value of $128,000 recognized, and the fair value of the derivative liability related to the note of $91,500 being reclassified to equity. The key valuation assumptions used consist, in part, of the price of the Company’s common stock on the date of conversion, of $0.01; a risk-free interest rate of 2.36% and expected volatility of the Company’s common stock, of 223.20%, and the various estimated reset exercise prices weighted by probability.

The notes are convertible into shares of the Company’s common stock at a price per share equal to 57% of the lowest closing bid price for the last 20 days. The discount is increased an additional 10%, to 47%, upon a “DTC chill". The Company has not maintained the required share reservation under the terms of the note agreement. The Back-End note is not convertible until the buyer has settled the Buyer Notes in a cash payment. The conversion feature meets the definition of a derivative and therefore requires bifurcation and will be accounted for as a derivative liability.

During the first 180 days the convertible redeemable note is in effect, the Company may redeem the note at amounts ranging from 130% to 145% of the principal and accrued interest balance, based on the redemption date’s passage of time ranging from 60 days to 180 days from the date of issuance of the debenture.

The Company estimated the aggregate fair value of the conversion feature derivatives embedded in the two convertible debentures at issuance at $348,000, based on weighted probabilities of assumptions used in the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.09 at issuance date; a risk-free interest rate of 2.09% and expected volatility of the Company’s common stock, of 272.06%, and the various estimated reset exercise prices weighted by probability. This resulted in the calculated fair value of the debt discount being greater than the face amount of the debt, and the excess amount of $243,500 was immediately expensed as financing costs.

During the third fiscal quarter of 2019, in four separate conversions, the note was fully converted into 18,832,713 shares of common stock of the Company. As a result of the conversions the derivative liability related to the debenture was remeasured immediately prior to the conversions with an overall decrease in the fair value of $5,500 recognized, with the fair value of the derivative liability related to the converted portion, of $86,000 being reclassified to equity. The key valuation assumptions used consist, in part, of the price of the Company’s common stock on the dates of conversion, of $0.02; a risk-free interest rate of 2.28% to 2.39% and expected volatility of the Company’s common stock, of 193.06% to 448.43%, and the various estimated reset exercise prices weighted by probability.

As of September 30, 2018, the Back End note and the related collateralized note receivable were cancelled, as per the terms of the note, and the Company’s stock price fell below $0.03. Upon cancellation, the related derivative was reclassed to equity, and the remaining unamortized debt discount was immediately expensed.

April 27, 2018 Debenture

On April 27, 2018, the Company entered into a convertible note for the principal amount of $53,000 for a purchase price of $50,000, convertible into shares of common stock of the Company, which matures on January 27, 2019. The note bears interest at 12% for the first 180 days, which increases to 18% after 180 days, and 24%. The interest rate increases to 24% upon an event of default, as set forth in the agreement, including a cross default to all other outstanding notes. Additionally, in the majority of events of default, except for the non-payment of the note upon maturity, the note becomes immediately due and payable at an amount at 150% of the principal plus accrued interest due.

The note is convertible on the date beginning 180 days after issuance of the note, at the lowest of 60% of the lowest trading price for the last 20 days prior to the issuance date of this note, or 60% of the lowest trading price for the last 20 days prior to conversion. The discount rate is adjusted based on varioussituations regarding the ability to deliver the shares of common stock, such as in the event of a "DTC chill" or the Company ceases to be a reporting company. Per the agreement, the Company is required at all times to have authorized and reserved ten times the number of shares that is actually issuable upon full conversion of the note. The Company has not maintained the required share reservation under the terms of the note agreement. The Company believes it has sufficient available shares of the Company’s common stock in the event of conversion for these notes. The conversion feature meets the definition of a derivative and therefore requires bifurcation and will be accounted for as a derivative liability.

The Company estimated the aggregate fair value of the conversion feature derivatives embedded in the debenture at issuance at $159,000, based on weighted probabilities of assumptions used in the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.09 at issuance date; a risk-free interest rate of 2.24% and expected volatility of the Company’s common stock, of 272.06%, and the various estimated reset exercise prices weighted by probability. This resulted in the calculated fair value of the debt discount being greater than the face amount of the debt, and the excess amount of $109,000 was immediately expensed as financing costs.

During the third fiscal quarter of 2019, in two separate conversions, the holder converted $35,000 of principal into 13,246,753 shares of common stock of the Company. As a result of the conversions the derivative liability related to the debenture was remeasured immediately prior to the conversions with an overall increase in the fair value of $13,000 recognized, with the fair value of the derivative liability related to the converted portion, of $79,000 being reclassified to equity. The key valuation assumptions used consist, in part, of the price of the Company’s common stock on the dates of conversion, of $0.01 to $0.02; a risk-free interest rate of 2.34% to 2.43% and expected volatility of the Company’s common stock, of 193.06% to 448.43%, and the various estimated reset exercise prices weighted by probability.

June 5, 2018 Debenture

On June 5, 2018, the Company entered into a convertible note for the principal amount of $125,000 for a purchase price of $118,800, convertible on the date beginning 180 days after issuance of the note, into shares of common stock of the Company, which matures on June 5, 2019. The note bears interest at 12%, which increases to 18% upon an event of default, as defined in the agreement. The note is convertible at 60% of the lowest trading price for the last 20 days prior to conversion, with the discount increased 5% in the event the Company does not have sufficient shares authorized and outstanding to issue the shares upon conversion request. The conversion price is adjusted upon a future dilutive issuance, to the lower of the conversion price or a 25% discount to the aggregate per share common share price. Per the agreement, the Company is required at all times to have authorized and reserved four times the number of shares that is actually issuable upon full conversion of the note. The Company has not maintained the required share reservation under the terms of the note agreement. The Company believes it has sufficient available shares of the Company’s common stock in the event of conversion for these notes. The conversion feature meets the definition of a derivative and therefore requires bifurcation and will be accounted for as a derivative liability.

During the first 180 days the convertible redeemable note is in effect, the Company may redeem the note at amounts ranging from 135% to 145% of the principal and accrued interest balance, based on the redemption date’s passage of time ranging from 90 days to 180 days from the date of issuance of the debenture. After 180 days, the note is redeemable, with the holder’s prior written consent, at 150% of the principal and accrued interest balance.

The Company estimated the aggregate fair value of the conversion feature derivatives embedded in the debenture at issuance at $375,000, based on weighted probabilities of assumptions used in the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.04 at issuance date; a risk-free interest rate of 2.32% and expected volatility of the Company’s common stock, of 292.85%, and the various estimated reset exercise prices weighted by probability. This resulted in the calculated fair value of the debt discount being greater than the face amount of the debt, and the excess amount of $256.200 was immediately expensed as financing costs.

July 27, 2018 Debenture

On July 27, 2018, the Company entered into two 10% convertible notes in the aggregate principal amount of $186,000, convertible into shares of common stock of the Company, with maturity dates of July 27, 2019. The interest upon an event of default, as defined in the note, is 24% per annum. Each note was in the face amount of $93,000, with $3,000 OID, for a purchase price of $90,000. The first of the notes was paid for by the buyer in cash upon closing, with the other note ("Back-End note") initially paid for by the issuance of an offsetting $93,000 secured promissory note issued to the Company by the buyer (“Buyer Note”). The Buyer Note is due on December 12, 2018. The interest rate increases to 24% upon an event of default, as set forth in the agreement, including a cross default to all other outstanding notes, and if the debenture is not paid at maturity the principal due increases by 10%. If the Company loses its bid price the principal outstanding on the debenture increases by 20%, and if the Company’s common stock is delisted, the principal increases by 50%. Per the agreement, the Company is required at all times to have authorized and reserved 16,900,000 shares of common stock of the Company. The Company has not maintained the required share reservation under the terms of the note agreement. The Company believes it has sufficient available shares of the Company’s common stock in the event of conversion for these notes.

The notes are convertible into shares of the Company’s common stock at a price per share equal to 60% of the lowest closing bid price for the last 20 days. The discount is increased an additional 10%, to 50%, upon a “DTC chill". The Back-End note is not convertible until the buyer has settled the Buyer Notes in a cash payment. The conversion feature meets the definition of a derivative and therefore requires bifurcation and will be accounted for as a derivative liability.

During the first 180 days the convertible redeemable note is in effect, the Company may redeem the note at amounts ranging from 120% to 136% of the principal and accrued interest balance, based on the redemption date’s passage of time ranging from 90 days to 180 days from the date of issuance of the debenture.

The Company estimated the aggregate fair value of the conversion feature derivatives embedded in the debenture at issuance at $374,000, based on weighted probabilities of assumptions used in the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.01 at issuance date; a risk-free interest rate of 2.43% and expected volatility of the Company’s common stock, of 292.85%, and the various estimated reset exercise prices weighted by probability. This resulted in the calculated fair value of the debt discount being greater than the face amount of the debt, and the excess amount of $194,000 was immediately expensed as financing costs.

August 24, 2018 Debenture

On August 24, 2018, the Company entered into a 10% convertible note in the principal amount of $55,000, convertible into shares of common stock of the Company, which matures August 24, 2019. The interest rate increases to 24% per annum upon an event of default, as set forth in the agreement, including a cross default to all other outstanding notes, and if the debenture is not paid at maturity the principal due increases by 10%. If the Company loses its bid price the principal outstanding on the debenture increases by 20%, and if the Company’s common stock is delisted, the principal increases by 50%.

The notes are convertible into shares of the Company’s common stock at a price per share equal to 57% of the lowest closing bid price for the last 20 days. The discount is increased an additional 10%, to 47%, upon a “DTC chill". The conversion feature meets the definition of a derivative and therefore requires bifurcation and will be accounted for as a derivative liability.

During the first 180 days the convertible redeemable note is in effect, the Company may redeem the note at amounts ranging from 130% to 145% of the principal and accrued interest balance, based on the redemption date’s passage of time ranging from 60 days to 180 days from the date of issuance of the debenture.

The Company estimated the aggregate fair value of the conversion feature derivatives embedded in the debenture at issuance at $375,000, based on weighted probabilities of assumptions used in the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.02 at issuance date; a risk-free interest rate of 2.44% and expected volatility of the Company’s common stock, of 295.23%, and the various estimated reset exercise prices weighted by probability. This resulted in the calculated fair value of the debt discount being greater than the face amount of the debt, and the excess amount of $95,750 was immediately expensed as financing costs.

September 14, 2018 Debenture

On September 14, 2018, the Company entered into a 12% convertible promissory note for $112,500, with an OID of $10,250, which matures on March 14, 2019. There is a right of prepayment in the first 180 days, but there is no right to repay after 180 days. Per the agreement, the Company is required at all times to have authorized and reserved three times the number of shares that is actually issuable upon full conversion of the note. The Company has not maintained the required share reservation under the terms of the note agreement. The Company believes it has sufficient available shares of the Company’s common stock in the event of conversion for these notes. The interest rate increases to a default rate of 24% for events as set forth in the agreement, including if the market capitalization is below $5 million, or there are any dilutive issuances. There is also a cross default provision to all other notes. In the event of default, the outstanding principal balance increases to 150%, and if the Company fails to maintain the required authorized share reserve, the outstanding principalincreases to 200%. Additionally, If the Company enters into a 3(a)(9) or 3(a)(10) issuance of shares there are liquidation damages of 25% of principal, not to be below $15,000. The Company must also obtain the noteholder's written consent before issuing any new debt. Additionally, if the note is not repaid by the maturity date the principal balance increases by $15,000. The market capitalization is below $5 million and therefore the note was in default, however, the holder has issued a waiver to the Company on this default provision.

The note is convertible into shares of the Company’s common stock at a variable conversion rate that is equal to the lesser of 60% of the lowest trading price for the last 20 days prior to the issuance of the note or 60% of the lowest market price over the 20 days prior to conversion. The conversion price shall be adjusted upon subsequent sales of securities at a price lower than the original conversion price. There are additional 10% adjustments to the conversion price for events set forth in the agreement, including if the conversion price is less than $0.01, if the Company is not DTC eligible, the Company is no longer a reporting company, or the note cannot be converted into free trading shares on or after nine months from issue date. Per the agreement, the Company is required at all times to have authorized and reserved three times the number of shares that is actually issuable upon full conversion of the note. The conversion feature meets the definition of a derivative and therefore requires bifurcation and is accounted for as a derivative liability.

Additionally, in connection with the debenture the Company also issued 3,000,000 shares of common stock of the Company as a commitment fee. The fair value of the commitment shares was calculated as $34,500, based on the market value of the shares of common stock at the closing date of $0.012, and was recognized as part of the debt discount. The shares are to be returned to the Treasury of the Company in the event the debenture is fully repaid prior to the date which is 180 days following the issue date but are not required to be returned if there is an event of default.

The Company estimated the aggregate fair value of the conversion feature derivatives embedded in the debenture at issuance at $189,000, based on weighted probabilities of assumptions used in the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.01 at issuance date; a risk-free interest rate of 2.33% and expected volatility of the Company’s common stock, of 224.70%, and the various estimated reset exercise prices weighted by probability. This resulted in the calculated fair value of the debt discount being greater than the face amount of the debt, and the excess amount of $121,000 was immediately expensed as financing costs.

On December 13, 2018 the holder converted $11,200 of principal into 4,000,000 shares of common stock of the Company. As a result of the conversion the derivative liability related to the first debenture was remeasured immediately prior to the conversion with an overall increase in the fair value of $26,000 recognized, with the fair value of the derivative liability related to the converted portion, of $20,000 being reclassified to equity. The key valuation assumptions used consist, in part, of the price of the Company’s common stock on the date of conversion, of $0.02; a risk-free interest rate of 2.43% and expected volatility of the Company’s common stock of 448.43% , and the various estimated reset exercise prices weighted by probability.

October 30, 2018 Debenture

On October 30, 2018, the Company entered into an 8% convertible promissory note for $113,300, with an OID of $10,300, which matures on October 30, 2019. During the first 180 days the convertible redeemable note is in effect, the Company may redeem the note at a prepayment percentage of 123% of the outstanding principal and accrued interest. Per the agreement, the Company is required at all times to have authorized and reserved four times the number of shares that is actually issuable upon full conversion of the note. The interest rate increases to a default rate of 24% for events as set forth in the agreement. In the event of default, the outstanding principal balance increases to 150%, and if the Company fails to maintain the required authorized share reserve or is unable to issue the requested shares upon a conversion notice, the outstanding principal increases to 200%.

The note is convertible after 180 days at a variable conversion rate that is 75% of the average of the lowest two trading prices over the 15 days prior to conversion. The conversion feature meets the definition of a derivative and therefore requires bifurcation and is accounted for as a derivative liability.

The Company estimated the aggregate fair value of the conversion feature derivatives embedded in the debenture at issuance at $173,000, based on weighted probabilities of assumptions used in the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.01 at issuance date; a risk-free interest rate of 2.66% and expected volatility of the Company’s common stock, of 294.17%, and the various estimated reset exercise prices weighted by probability. This resulted in the calculated fair value of the debt discount being greater than the face amount of the debt, and the excess amount of $73,000 was immediately expensed as financing costs.

The derivative liability arising from all of the above discussed debentures was revalued at December 31, 2018, resulting in an increase of the fair value of the remaining derivative liability of $6,000 for the three months, and a decrease of $182,000for the nine months ended December 31, 2018. During the three and nine months ended December 31, 2018, there was a reclass of $812,000 and $2,430,000 of the derivative fair value to equity upon the conversions of approximately $435,000 and $1,032,000 of principal, and a decrease in the fair value of $205,000 and a decrease of $847,000 immediately prior to conversion . The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.018; a risk-free interest rate ranging from 2.45% to 2.63%, and expected volatility of the Company’s common stock ranging from 315.25% to 448.43%, and the various estimated reset exercise prices weighted by probability.

The warrant liability relating to all of the outstanding warrant issuances discussed above was revalued at December 31, 2018, resulting in an estimated fair value of $174,000, for an increase to the fair value of $47,000 for both the three and nine months ended December 31, 2018. The key valuation assumptions used consists, in part, of the price of the Company’s common stock of $0.018; a risk-free interest rate of 2.46%, and expected volatility of the Company’s common stock of 350.16%.

January Debentures

On January 23, 2017, the Company entered into a Securities Purchase Agreement (“January SPA”) for the sale of a convertible debenture (“January debenture”) with an original principal amount of $262,500, for consideration of $250,000, with a prorated five percent original issue discount (“OID”). The debenture has a one-time interest charge of twelve percent applied on the issuance date and due on the maturity date, which is two years from the date of each payment of consideration. The January SPA included a warrant to purchase 350,000 shares of the Company’s common stock. The warrants have a five year term and vest such that the buyer shall receive 1.4 warrants for every dollar funded to the Company under the January debenture. The Company received $50,000 at closing, with additional consideration to be paid at the holder’s option. Upon the closing the buyer was granted a warrant to purchase 70,000 shares of the Company’s common stock.

The January debentures are convertible at an original conversion price of $0.35, subject to adjustment if the Company’s common stock trades at a price lower than $0.60 per share during the forty-five day period immediately preceding August 15, 2017, in which case the conversion price is reset to sixty percent of the lowest trade occurring during the twenty-five days prior to the conversion date. Additionally, the conversion price, as well as other terms including interest rates, original issue discounts, warrant coverage, adjusts if any future financings have more favorable terms. The January debenture also has piggyback registration rights.

The conversion feature of the January debenture meets the definition of a derivative and due to the adjustment to the conversion price to occur upon subsequent sales of securities at a price lower than the original conversion price, requires bifurcation and is accounted for as a derivative liability. The derivative was initially recognized at an estimated fair value of $85,000 and created a discount on the January debentures that will be amortized over the life of the debentures using the effective interest rate method. The fair value of the embedded derivative is measured and recognized at fair value each subsequent reporting period and the changes in fair value are recognized in the Consolidated Statement of Operations as a change in fair value of derivative liability.

The Company estimated the fair value of the conversion feature derivatives embedded in the convertible debentures based on weighted probabilities of assumptions used in the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.46 at issuance date; a risk free interest rate of 1.16% and expected volatility of the Company’s common stock, of 384.75%, and the various estimated reset exercise prices weighted by probability. This resulted in the calculated fair value of the debt discount being greater than the face amount of the debt, and the excess amount of $35,000 was immediately expensed as Financing costs. As the discount was in excess of the face amount of the debenture, the effective interest rate is not determinable, and as such, all of the discount was immediately expensed.

The derivative was remeasured as of March 31, 2017, resulting in an estimated fair value of $74,000, for a decrease in fair value of $11,000. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.40; a risk free interest rate of 1.16% and expected volatility of the Company’s common stock, of 388.06%, and the various estimated reset exercise prices weighted by probability.

During the three months ended September 30, 2017, the holder converted $40,000 of the January debentures to common shares of the Company, leaving outstanding principal of $10,000 as of September 30, 2017. As a result of the conversion the derivative liability was remeasured immediately prior to the conversion with a fair value of $55,000, with an increase of $2,000 recognized, with the fair value of the derivative liability related to the converted portion, of $44,000 being reclassified to equity. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.17; a risk-free interest rate of 1.12% and expected volatility of the Company’s common stock, of 190.70%, and the various estimated reset exercise prices weighted by probability.

During the three months ended December 31, 2017, the holder converted the remaining $10,000 of the January debentures to common shares of the Company. As a result of the conversion the derivative liability was remeasured immediately prior to the conversion with a fair value of $16,000, with an increase of $4,000 recognized, with the fair value of the derivative liability related to the converted portion being reclassified to equity. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.10; a risk-free interest rate of 1.46% and expected volatility of the Company’s common stock, of 200.17%, and the various estimated reset exercise prices weighted by probability.

The warrants have an original exercise price of $0.60, which adjusts for any future dilutive issuances. As a result of the dilutive issuance adjustment provision, the warrants have been classified out of equity as a warrant liability. The Company estimated the fair value of the warrant liability using the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.46 at issuance date; a risk free interest rate of 1.88% and expected volatility of the Company’s common stock, of 309.96%, resulting in a fair value of $32,000. As noted above, the calculated fair value of the discount is greater than the face amount of the debt, and therefore, the excess amount of $32,000 was immediately expensed as Financing costs.

March Debentures

On March 28, 2017, the Company entered into a Securities Purchase Agreement (“SPA”) for the purchase of up to $400,000 in convertible debentures (“March debentures”), due 3 years from issuance. The SPA consists of three separate convertible debentures, the first purchase which occurred at the signing closing date on March 28, 2017, for $100,000 with a purchase price of $90,000 (an OID of $10,000). The second closing is to occur by mutual agreement of the buyer and Company, at any time sixty to ninety days following the signing closing date, for $150,0000 with a purchase price of $135,000 (an OID of $15,000). The third closing is to occur sixty to ninety days after the second closing for $150,000 with a purchase price of $135,000 (an OID of $15,000). The SPA also includes a commitment fee to include 100,000 restricted shares of common stock of the Company upon the signing closing date. The commitment shares fair value was calculated as $34,000, based on the market value of the common shares at the closing date of $0.34, and was recognized as a debt discount. The conversion price is fixed at $0.30 for the first 180 days. After 180 days, or in the event of a default, the conversion price becomes the lower of $0.30 or 60% (or 55% based on certain conditions) of the lowest closing bid price for the past 20 days.

On July 5, 2017, the March Debenture was amended. The total principal amount of the convertible debentures issuable under the SPA was reduced to $325,000, for a total purchase price of $292,500, and the second closing was reduced to $75,000 with a purchase price of $67,500. The second closing occurred on July 5, 2017. As a fee in connection with the second closing, the Company issued 75,000 of its restricted common shares to the debenture holder. The fair value of the fee shares was calculated as $26,625, based on the market value of the common shares at the closing date of $0.36, which will be recognized as a debt discount and amortized over the life of the note with a 34.4% effective interest rate.

The conversion feature of the March debenture meets the definition of a derivative as it would not be classified as equity were it a stand-alone instrument, and therefore requires bifurcation and is accounted for as a derivative liability. The derivative was initially recognized at an estimated fair value of $170,000 and created a discount on the March debentures that will be amortized over the life of the debentures using the effective interest rate method. The fair value of the embedded derivative is measured and recognized at fair value each subsequent reporting period and the changes in fair value are recognized in the Consolidated Statement of Operations as Change in fair value of derivative liability.

The Company estimated the fair value of the conversion feature derivatives embedded in the convertible debentures based on weighted probabilities of assumptions used in the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.40 at issuance date; a risk free interest rate of 1.56% and expected volatility of the Company’s common stock, of 333.75%, and the various estimated reset exercise prices weighted by probability. This resulted in the calculated fair value of the debt discount being greater than the face amount of the debt, and the excess amount of $104,000, including the commitment fees, was immediately expensed as financing costs.

The debenture is also redeemable at the option of the Company, at amounts ranging from 105% to 140% of the principal and accrued interest balance, based on the redemption date’s passage of time ranging from 90 days to 180 days from the date of issuance of each debenture.

On September 22, 2017, the Company exercised its option to redeem the first closing of the March debenture, for a redemption price at $130,000, 130% of the principal amount. The principal of $100,000 was derecognized with the additional $30,000 paid upon redemption recognized as a financing cost. As a result of the redemption, the unamortized discount related to the converted balance of $91,667 was immediately expensed. Additionally, the derivative was remeasured upon redemption of the debenture, resulting in an estimated fair value of $189,000, for an increase in fair value of $45,000. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.17; a risk-free interest rate of 1.58% and expected volatility of the Company’s common stock, of 290.41%, and the various estimated reset exercise prices weighted by probability.

On December 28, 2017, the Company exercised its option to redeem the second closing of the March debenture, for a redemption price at $97,500, 130% of the principal amount. Upon redemption, the principal of $75,000 was relieved, with the additional $22,500 paid recognized as a financing cost. As a result of the redemption, the unamortized discount related to the converted balance of $68,750 was immediately expensed. Additionally, the derivative was remeasured upon redemption of the debenture, resulting in an estimated fair value of $151,000, for an increase in fair value of $63,000. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.15; a risk-free interest rate of 1.89% and expected volatility of the Company’s common stock, of 260.54%, and the various estimated reset exercise prices weighted by probability.

July Debenture

On July 31, 2017, the Company entered into a 5% Securities Purchase Agreement. The agreement calls for the purchase of up to $135,000 in convertible debentures, due 12 months from issuance, with a $13,500 OID. The first closing was for principal of $45,000 with a purchase price of $40,500 (an OID of $4,500), with additional closings at the sole discretion of the holder. On October 2, 2017, the Company entered into a second closing of the July 31, 2017 debenture, in the principal amount of $22,500 for a purchase price of $20,250, with $1,500 deducted for legal fees, resulting in net cash proceeds of $18,750. The July 31 debenture is convertible at a conversion price of 60% of the lowest trading price during the twenty-five days prior to the conversion date, and is also subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Company. A further adjustment occurs if the trading price at any time is equal to or lower than $0.10, whereby an additional 10% discount to the market price shall be factored into the conversion rate, as well as an adjustment to occur upon subsequent sales of securities at a price lower than the original conversion price. The conversion feature meets the definition of a derivative and therefore requires bifurcation and is accounted for as a derivative liability.

On February 5, 2018, the Company entered into an amendment to the July Debenture, whereby in exchange for a payment of $6,500 the note holder, except for a conversion of up to 125,000 shares of the Company’s common shares, would be only entitled to effectuate a conversion under the note on or after March 2, 2018.

The Company estimated the fair value of the conversion feature derivatives embedded in the convertible debentures at issuance at $61,000, based on weighted probabilities of assumptions used in the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.33 at issuance date; a risk-free interest rate of 1.23% and expected volatility of the Company’s common stock, of 192.43%, and the various estimated reset exercise prices weighted by probability. This resulted in the calculated fair value of the debt discount being greater than the face amount of the debt, and the excess amount of $45,500, including the commitment fees, was immediately expensed as financing costs.

On February 20, 2018, the holder converted $4,431 of the January debentures into 125,000 common shares of the Company. As a result of the conversion the derivative liability relating to the portion converted was remeasured immediately prior to the conversion with a fair value of $11,000, with an increase of $4,000 recognized, with the fair value of the derivative liability related to the converted portion being reclassified to equity. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.12; a risk-free interest rate of 1.87% and expected volatility of the Company’s common stock, of 353.27%, and the various estimated reset exercise prices weighted by probability.

During March, 2018, the holder converted an additional $17,113 of the July debentures into 630,000 common shares of the Company. As a result of the conversion the derivative liability was remeasured immediately prior to the conversion with a fair value of $138,000, with an increase of $74,000 recognized, with the fair value of the derivative liability related to the converted portion being reclassified to equity. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.11; a risk-free interest rate of 1.77% and expected volatility of the Company’s common stock, of 375.93%, and the various estimated reset exercise prices weighted by probability. Subsequent to year end the remainder of the two notes were fully converted.

Additionally, with each tranche under the note, the Company shall issue a warrant to purchase an amount of shares of its common stock equal to the face value of each respective tranche divided by $0.60 as a commitment fee. The Company issued a warrant to purchase 75,000 shares of the Company’s common stock with the first closing, with an exercise price of $0.60. The warrant has an anti-dilution provision for future issuances, whereby the exercise price would reset. The exercise price was adjusted to $0.15 and the warrants issued increased to 300,000, upon a warrant issuance related to a new convertible debenture on September 11, 2017. The warrants exercise price was subsequently reset to 50% of the market price during the third quarter of fiscal 2018, and the warrants issued increased accordingly. As a result of the dilutive issuance adjustment provision, the warrants have been classified out of equity as a warrant liability. The Company estimated the fair value of the warrant liability using the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.33 at issuance date; a risk-free interest rate of 1.84% and expected volatility of the Company’s common stock, of 316.69%, resulting in a fair value of $25,000.

August Debenture

On August 28, 2017, the Company entered into a 12% convertible promissory note for $110,000, with an OID of $10,000, which matures on February 28, 2018. The note is convertible at a variable conversion rate that is the lesser of 60% of the lowest trading price for last 20 days prior to issuance of the note or 60% of the lowest market price over the 20 days prior to conversion. The conversion price shall be adjusted upon subsequent sales of securities at a price lower than the original conversion price. There are additional adjustments to the conversion price for events set forth in the agreement, including if the Company is not DTC eligible, the Company is no longer a reporting company, or the note cannot be converted into free trading shares on or after nine months from issue date. Per the agreement, the Company is required at all times to have authorized and reserved five times the number of shares that is actually issuable upon full conversion of the note. The conversion feature meets the definition of a derivative and therefore requires bifurcation and is accounted for as a derivative liability. The note was sold to the holder of the January 29, 2018 note (below) on February 8, 2018, with an amendment entered into to extend the note until March 5, 2018. In exchange for a cash payment of $5,000 and the issuance of 50,000 shares of common stock, on March 5, 2018, the holder agreed to not convert any of the outstanding debt into common stock of the Company until April 8, 2018. Subsequent to year end the new holder issued a waiver as to the maturity date of the note and a technical default provision. The note has subsequently been fully converted.

The Company estimated the fair value of the conversion feature derivatives embedded in the convertible debentures at issuance at $150,000, based on weighted probabilities of assumptions used in the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.17 at issuance date; a risk-free interest rate of 1.12% and expected volatility of the Company’s common stock, of 190.70%, and the various estimated reset exercise prices weighted by probability. This resulted in the calculated fair value of the debt discount being greater than the face amount of the debt, and the excess amount of $116,438, was immediately expensed as financing costs.

In connection with the note, the Company issued 50,000 warrants, exercisable at $0.20, with a five-year term. The exercise price is adjustable upon certain events, as set forth in the agreement, including for future dilutive issuance. The exercise price was adjusted to $0.15 and the warrants outstanding increased to 66,667, upon a warrant issuance related to a new convertible debenture on September 11, 2017. The warrants exercise price was subsequently reset to 50% of the market price during the third quarter of fiscal 2018, and the warrants issued increased accordingly. As a result of the dilutive issuance adjustment provision, the warrants have been classified out of equity as a warrant liability. The Company estimated the fair value of the warrant liability using the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.17 at issuance date; a risk-free interest rate of 1.74% and expected volatility of the Company’s common stock, of 276.90%, resulting in a fair value of $8,000.

Additionally, in connection with the debenture the Company also issued 343,750 shares of common stock of the Company as a commitment fee. The commitment shares fair value was calculated as $58,438, based on the market value of the common shares at the closing date of $0.17, and was recognized as part of the debt discount. The shares are to be returned to the Treasury of the Company in the event the debenture is fully repaid prior to the date which is 180 days following the issue date. On February 22, 2018, in connection with the sale of the note to the Janaury 29, 2019 note holder, 171,965 of the shares were returned to the Company and cancelled. The remaining shares are not required to be returned to the Company, as the note was not redeemed prior to the date 180 days following the issue date.

On October 31, 2017, there was a second closing to the August debenture, in the principal amount of $66,000, maturing on April 30, 2018. The second closing has the same conversion terms as the first closing, however there were no additional warrants issued with the second closing. The conversion feature meets the definition of a derivative and therefore requires bifurcation and is accounted for as a derivative liability. Subsequent to year end the holder issued a waiver as to the maturity date of the note and a technical default provision. The note has subsequently been fully converted.

The Company estimated the fair value of the conversion feature derivatives embedded in the convertible debentures at issuance at $94,000, based on weighted probabilities of assumptions used in the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.11 at issuance date; a risk-free interest rate of 1.28% and expected volatility of the Company’s common stock, of 193.79%, and the various estimated reset exercise prices weighted by probability. This resulted in the calculated fair value of the debt discount being greater than the face amount of the debt, and the excess amount of $69,877, was immediately expensed as financing costs.

Additionally, in connection with the second closing, the Company also issued 332,500 shares of common stock of the Company as a commitment fee. The commitment shares fair value was calculated as $35,877, based on the market value of the common shares at the closing date of $0.11, and was recognized as part of the debt discount. The shares are to be returned to the Treasury of the Company in the event the debenture is fully repaid prior to the date which is 180 days following the issue date.

September 11, 2017 Debenture

On September 11, 2017, the Company entered into a 12% convertible promissory note for $146,000, with an OID of $13,500, which matures on June 11, 2018. The note is convertible at a variable conversion rate that is the lower of the trading price for last 25 days prior to issuance of the note or 50% of the lowest market price over the 25 days prior to conversion. Furthermore, the conversion rate may be adjusted downward if, within three business days of the transmittal of the notice of conversion, the common stock has a closing bid which is 5% or lower than that set forth in the notice of conversion. There are additional adjustments to the conversion price for events set forth in the agreement, if any third party has the right to convert monies at a discount to market greater than the conversion price in effect at that time then the holder, may utilize such greater discount percentage. Per the agreement, the Company is required at all times to have authorized and reserved seven times the number of shares that is actually issuable upon full conversion of the note. The conversion feature meets the definition of a derivative and therefore requires bifurcation and is accounted for as a derivative liability. Subsequent to year end approximately $85,000 of the note was converted.

The Company estimated the fair value of the conversion feature derivatives embedded in the convertible debentures at issuance at $269,000, based on weighted probabilities of assumptions used in the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.17 at issuance date; a risk-free interest rate of 1.16% and expected volatility of the Company’s common stock, of 190.70%, and the various estimated reset exercise prices weighted by probability. This resulted in the calculated fair value of the debt discount being greater than the face amount of the debt, and the excess amount of $168,250, was immediately expensed as financing costs.

In connection with the note, the Company issued 243,333 warrants, exercisable at $0.15, with a five-year term. The exercise price is adjustable upon certain events, as set forth in the agreement, including for future dilutive issuance. The warrants exercise price was subsequently reset to 50% of the market price during the third quarter of fiscal 2018, and the warrants issued increased accordingly. As a result of the dilutive issuance adjustment provision, the warrants have been classified out of equity as a warrant liability. The Company estimated the fair value of the warrant liability using the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.13 at issuance date; a risk-free interest rate of 1.71% and expected volatility of the Company’s common stock, of 276.90%, resulting in a fair value of $32,000.

September 12, 2017 Debenture

On September 12, 2017, the Company entered into a 12% convertible promissory note for principal amount of $96,500 with a $4,500 OID, which matures on June 12, 2018. The note is able to be prepaid prior to the maturity date, at a cash redemption premium, at various stages as set forth in the agreement. The note is convertible commencing 180 days after issuance date (or upon an event of Default), or March 11, 2018, with a variable conversion rate at 60% of market price, defined as the lowest trading price during the twenty days prior to the conversion date. Additionally, the conversion price adjusts if the Company is not able to issue the shares requested to be converted, or upon any future financings have more favorable terms. Per the agreement, the Company is required at all times to have authorized and reserved six times the number of shares that is actually issuable upon full conversion of the note. The conversion feature meets the definition of a derivative and therefore requires bifurcation and is accounted for as a derivative liability.

On March 20, 2018, the holder converted $32,500 of the September 12, 2017 debentures into 1,031,746 common shares of the Company. As a result of the conversion the derivative liability was remeasured immediately prior to the conversion with a fair value of $318,000, with an increase of $165,000 recognized, with the fair value of the derivative liability related to the converted portion of $107,000 being reclassified to equity. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.09; a risk-free interest rate of 1.81% and expected volatility of the Company’s common stock, of 375.93%, and the various estimated reset exercise prices weighted by probability. Subsequent to year end the remainder of the note has been fully converted.

The Company estimated the fair value of the conversion feature derivatives embedded in the convertible debentures at issuance at $110,000, based on weighted probabilities of assumptions used in the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.13 at issuance date; a risk-free interest rate of 1.16% and expected volatility of the Company’s common stock, of 190.70%, and the various estimated reset exercise prices weighted by probability. This resulted in the calculated fair value of the debt discount being greater than the face amount of the debt, and the excess amount of $18,000 was immediately expensed as financing costs.

October 17, 2017 Debenture

On September 28, 2017, the Company entered into a Securities Purchase Agreement, pursuant to which the Company agreed to sell a 12% Convertible Note for $55,000 with a maturity date of September 28, 2018, for a purchase price of $51,700, and $2,200 deducted for legal fees, resulting in net cash proceeds of $49,500. The effective closing date of the Securities Purchase Agreement and Note is October 17, 2017. The note is convertible at the holders’ option, at any time, at a conversion price equal to the lower of (i) the closing sale price of the Company’s common stock on the closing date, or (ii) 60% of either the lowest sale price for the Company’s common stock during the twenty (20) consecutive trading days including and immediately preceding the closing date, or the closing bid price, whichever is lower , provided that, if the price of the Company’s common stock loses a bid, then the conversion price may be reduced, at the holder’s absolute discretion, to a fixed conversion price of $0.00001. If at any time the adjusted conversion price for any conversion would be less than par value of the Company’s common stock, then the conversion price shall equal such par value for any such conversion and the conversion amount for such conversion shall be increased to include additional principal to the extent necessary to cause the number of shares issuable upon conversion equal the same number of shares as would have been issued had the Conversion Price not been subject to the minimum par value price. The conversion feature meets the definition of a derivative and therefore requires bifurcation and is accounted for as a derivative liability. Subsequent to year end approximately $43,000 of the note was converted.

The Company estimated the fair value of the conversion feature derivatives embedded in the convertible debentures at issuance at $91,000, based on weighted probabilities of assumptions used in the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.11 at issuance date; a risk-free interest rate of 1.41% and expected volatility of the Company’s common stock, of 193.79%, and the various estimated reset exercise prices weighted by probability. This resulted in the calculated fair value of the debt discount being greater than the face amount of the debt, and the excess amount of $41,500 was immediately expensed as financing costs.

On November 14, 2017, the Company entered into two 8% convertible redeemable notes, in the aggregate principal amount of $112,000, convertible into shares of common stock of the Company, with maturity dates of November 14, 2018. Each note was in the face amount of $56,000, with an original issue discount of $2,800, resulting in a purchase price for each note of $53,200. The first of the two notes was paid for by the buyer in cash upon closing, with the second note initially paid for by the issuance of an offsetting $53,200 secured promissory note issued to the Company by the buyer (“Buyer Note”). The Buyer Note is due on July 14, 2018. The notes are convertible at 57% of the lowest of trading price for last 20 days, or lowest closing bid price for last 20 days, with the discount increased to 47% in the event of a DTC chill, with the second note not being convertible until the buyer has settled the Buyer Note in cash payment. The Buyer Note is included in Notes Receivable in the accompanying financial statements. The first note has been fully converted subsequent to year end.

During the first six months, the convertible redeemable notes are in effect, the Company may redeem the note at amounts ranging from 120% to 140% of the principal and accrued interest balance, based on the redemption date’s passage of time ranging from 90 days to 180 days from the date of issuance of each debenture.

The conversion feature meets the definition of a derivative and therefore requires bifurcation and is accounted for as a derivative liability.

The Company estimated the aggregate fair value of the conversion feature derivatives embedded in the two convertible debentures at issuance at $164,000, based on weighted probabilities of assumptions used in the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.10 at issuance date; a risk-free interest rate of 1.59% and expected volatility of the Company’s common stock, of 192.64%, and the various estimated reset exercise prices weighted by probability. This resulted in the calculated fair value of the debt discount being greater than the face amount of the debt, and the excess amount of $63,200 was immediately expensed as financing costs.

December 20, 2017 Debenture

On December 20, 2017, the Company entered into two 8% convertible redeemable notes, in the aggregate principal amount of $240,000, convertible into shares of common stock, of the Company, with the same buyers as the November 14, 2017 debenture. Both notes are due on December 20, 2018. The first note has face amount of $160,000, with a $4,000 OID, resulting in a purchase price of $156,000. The second note has a face amount of $80,000, with an OID of $2,000, for a purchase price of $78,000. The first of the two notes was paid for by the buyer in cash upon closing, with the second note initially paid for by the issuance of an offsetting $78,000 secured promissory note issued to the Company by the buyer (“Buyer Note”). The Buyer Note is due on August 20, 2018. The notes are convertible at 60% of the lower of: (i) lowest trading price or (ii) lowest closing bid price, of the Company’s common stock for the last 20 trading days prior to conversion, with the discount increased to 50% in the event of a DTC chill, with the second note not being convertible until the buyer has settled the Buyer Note in cash payment. The Buyer Note is included in Notes Receivable in the accompanying financial statements.

During the first six months, the convertible redeemable notes are in effect, the Company may redeem the note at amounts ranging from 120% to 136% of the principal and accrued interest balance, based on the redemption date’s passage of time ranging from 90 days to 180 days from the date of issuance of each debenture.

The conversion feature meets the definition of a derivative and therefore requires bifurcation and is accounted for as a derivative liability.

The Company estimated the aggregate fair value of the conversion feature derivatives embedded in the two convertible debentures at issuance at $403,000, based on weighted probabilities of assumptions used in the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.15 at issuance date; a risk-free interest rate of 1.72% and expected volatility of the Company’s common stock, of 215.40%, and the various estimated reset exercise prices weighted by probability. This resulted in the calculated fair value of the debt discount being greater than the face amount of the debt, and the excess amount of $181,000 was immediately expensed as financing costs.

January 29, 2018 Debenture

On January 29, 2 018, the Company entered into three 12% convertible notes of the Company in the aggregate principal amount of $120,000, convertible into shares of common stock of the Company, with maturity dates of January 29, 2019. The interest upon an event of default, as defined in the note, is 24% per annum. Each note was in the face amount of $40,000, with $2,000 legal fees, for net proceeds of $38,000. The first of the three notes was paid for by the buyer in cash upon closing, with the other two notes initially paid for by the issuance of an offsetting $40,000 secured promissory note issued to the Company by the buyer (“Buyer Note”). The Buyer Notes are due on September 29, 2018. The notes are convertible at 60% of the lowest closing bid price for the last 20 days, with the discount increased to 50% in the event of a DTC chill. The second and third notes not being convertible until the buyer has settled the Buyer Notes in a cash payment. The conversion feature meets the definition of a derivative and therefore requires bifurcation and will be accounted for as a derivative liability.

During the first 180 days, the convertible redeemable notes are in effect, the Company may redeem the note at amounts ranging from 115% to 140% of the principal and accrued interest balance, based on the redemption date’s passage of time ranging from 30 days to 180 days from the date of issuance of each debenture. Upon any sale event, as defined, at the holder’s request the Company will redeem the note for 150% of the principal and accrued interest.

The Company estimated the aggregate fair value of the conversion feature derivatives embedded in the three convertible debentures at issuance at $185,000, based on weighted probabilities of assumptions used in the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.12 at issuance date; a risk-free interest rate of 1.80% and expected volatility of the Company’s common stock, of 215.40%, and the various estimated reset exercise prices weighted by probability. This resulted in the calculated fair value of the debt discount being greater than the face amount of the debt, and the excess amount of $71,000 was immediately expensed as financing costs.

January 30, 2018 Debenture

On January 30, 2018, the Company entered into a 12% convertible note for the principal amount of $80,000, convertible into shares of common stock of the Company, which matures on January 30, 2019. Upon an event of default, as defined in the note, the note becomes immediately due and payable, in an amount equal to 150% of all principal and accrued interest due on the note, with default interest of 22% per annum (the “Default Amount”). If the Company fails to deliver conversion shares within 2 days of a conversion request, the note becomes immediately due and payable at an amount of twice the Default Amount. The note is convertible at 61% of the lowest closing bid price for the last 15 days. Per the agreement, the Company is required at all times to have authorized and reserved six times the number of shares that is actually issuable upon full conversion of the note. Failure to maintain the reserved number of shares is considered an event of default if not cured within three days of a notice of conversion. The Company has not maintained the required share reservation under the terms of the note agreement. The Company believes it has sufficient available shares of the Company’s common stock in the event of conversion for these notes. The conversion feature meets the definition of a derivative and therefore requires bifurcation and will be accounted for as a derivative liability.

On January 30, 2018, the Company entered into a 12% convertible note for the principal amount of $80,000, convertible into shares of common stock of the Company, which matures on January 30, 2019. Upon an event of default, as defined in the note, the note becomes immediately due and payable, in an amount equal to 150% of all principal and accrued interest due on the note, with default interest of 22% per annum (the “Default Amount”). If the Company fails to deliver conversion shares within 2 days of a conversion request, the note becomes immediately due and payable at an amount of twice the Default Amount. The note is convertible at 61% of the lowest closing bid price for the last 15 days. Per the agreement, the Company is required at all times to have authorized and reserved six times the number of shares that is actually issuable upon full conversion of the note. Failure to maintain the reserved number of shares is considered an event of default if not cured within three days of a notice of conversion. The Company has not maintained the required share reservation under the terms of the note agreement. The Company believes it has sufficient available shares of the Company’s common stock in the event of conversion for these notes. The conversion feature meets the definition of a derivative and therefore requires bifurcation and will be accounted for as a derivative liability.

During the first 180 days, the convertible redeemable note is in effect, the Company may redeem the note at amounts ranging from 115% to 140% of the principal and accrued interest balance, based on the redemption date’s passage of time ranging from 30 days to 180 days from the date of issuance of the debenture.

The Company estimated the aggregate fair value of the conversion feature derivatives embedded in the convertible debenture at issuance at $163,000, based on weighted probabilities of assumptions used in the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.08 at issuance date; a risk-free interest rate of 1.88% and expected volatility of the Company’s common stock, of 215.40%, and the various estimated reset exercise prices weighted by probability. This resulted in the calculated fair value of the debt discount being greater than the face amount of the debt, and the excess amount of $83,000 was immediately expensed as financing costs.

On March 9, 2018, the Company entered into a 12% convertible note for the principal amount of $43,000, with the holder of the January 30, 2018 debenture, convertible into shares of common stock of the Company, which matures on March 9, 2019. Upon an event of default, as defined in the note, the note becomes immediately due and payable, in an amount equal to 150% of all principal and accrued interest due on the note, with default interest of 22% per annum (the “Default Amount”). If the Company fails to deliver conversion shares within 2 days of a conversion request, the note becomes immediately due and payable at an amount of twice the Default Amount. The note is convertible on the date beginning 180 days after issuance of the note, at 61% of the lowest closing bid price for the last 15 days. Per the agreement, the Company is required at all times to have authorized and reserved six times the number of shares that is actually issuable upon full conversion of the note. Failure to maintain the reserved number of shares is considered an event of default. The conversion feature meets the definition of a derivative and therefore requires bifurcation and will be accounted for as a derivative liability.

During the first 180 days the convertible redeemable note is in effect, the Company may redeem the note at amounts ranging from 115% to 140% of the principal and accrued interest balance, based on the redemption date’s passage of time ranging from 30 days to 180 days from the date of issuance of the debenture.

The Company estimated the aggregate fair value of the conversion feature derivatives embedded in the convertible debenture at issuance at $94,000, based on weighted probabilities of assumptions used in the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.09 at issuance date; a risk-free interest rate of 2.03% and expected volatility of the Company’s common stock, of 215.40%, and the various estimated reset exercise prices weighted by probability. This resulted in the calculated fair value of the debt discount being greater than the face amount of the debt, and the excess amount of $54,000 was immediately expensed as financing costs.

March 20, 2018 Debenture

On March 20, 2018, the Company entered into a convertible note for the principal amount of $84,000, convertible into shares of common stock of the Company, which matures on December 20, 2018. The note bears interest at 12% for the first 180 days, which increases to 18% after 180 days, and 24% upon an event of default. The note is convertible on the date beginning 180 days after issuance of the note, at the lower of 60% of the lowest trading price for the last 20 days prior to the issuance date of this note, or 60% of the lowest trading price for the last 20 days prior to conversion. In the event of a "DTC chill", the conversion rate is adjusted to 40% of the market price. Per the agreement, the Company is required at all times to have authorized and reserved ten times the number of shares that is actually issuable upon full conversion of the note. The Company has not maintained the required share reservation under the terms of the note agreement. The Company believes it has sufficient available shares of the Company’s common stock in the event of conversion for these notes. The conversion feature meets the definition of a derivative and therefore requires bifurcation and will be accounted for as a derivative liability.

Additionally, the Company also issued 255,675 shares of common stock of the Company as a commitment fee. The commitment shares fair value was calculated as $28,124, based on the market value of the common shares at the closing date of $0.11, and was recognized as part of the debt discount.

The Company estimated the aggregate fair value of the conversion feature derivatives embedded in the convertible debenture at issuance at $191,000, based on weighted probabilities of assumptions used in the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.06 at issuance date; a risk-free interest rate of 2.09% and expected volatility of the Company’s common stock, of 272.06%, and the various estimated reset exercise prices weighted by probability. This resulted in the calculated fair value of the debt discount being greater than the face amount of the debt, and the excess amount of $144,124 (including the fair value of the common shares issued) was immediately expensed as financing costs.

March 21, 2018 Debenture

On March 21, 2018, the Company entered into a convertible note for the principal amount of $39,199, which includes an OID of $4,199, convertible into shares of common stock of the Company, which matures on December 20, 2018. The note bears interest at 12% for the first 180 days, which increases to 18% after 180 days, and 24% upon an event of default. The note is convertible on the date beginning 180 days after issuance of the note, at the lowest of 60% of the lowest trading price for the last 20 days prior to the issuance date of this note, or 60% of the lowest trading price for the last 20 days prior to conversion. The discount is increased upon certain events set forth in the agreement regarding the obtainability of the shares, such as a DTC "chill". Additionally, if the Company ceases to be a reporting company, or after 181 days the note cannot be converted into freely traded shares, the discount is increased an additional 15%. Per the agreement, the Company is required at all times to have authorized and reserved ten times the number of shares that is actually issuable upon full conversion of the note. The Company has not maintained the required share reservation under the terms of the note agreement. The Company believes it has sufficient available shares of the Company’s common stock in the event of conversion for these notes. The conversion feature meets the definition of a derivative and therefore requires bifurcation and will be accounted for as a derivative liability.

Additionally, the Company also issued 119,300 shares of common stock of the Company as a commitment fee. The commitment shares fair value was calculated as $13,123, based on the market value of the common shares at the closing date of $0.11, and was recognized as part of the debt discount.

The Company estimated the aggregate fair value of the conversion feature derivatives embedded in the two convertible debentures at issuance at $89,000, based on weighted probabilities of assumptions used in the Black Scholes pricing model. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.06 at issuance date; a risk-free interest rate of 2.09% and expected volatility of the Company’s common stock, of 272.06%, and the various estimated reset exercise prices weighted by probability. This resulted in the calculated fair value of the debt discount being greater than the face amount of the debt, and the excess amount of $67,123 (including the fair value of the common shares issued) was immediately expensed as financing costs.

The derivative liability arising from all of the above discussed debentures was revalued at March 31, 2018, resulting in an increase of the fair value of the derivative liability of $1,616,000 for the year ended March 31, 2018. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.06; a risk-free interest rate ranging from 1.73% to 2.09%, and expected volatility of the Company’s common stock ranging from 272.06% to 375.93%, and the various estimated reset exercise prices weighted by probability.

The warrant liability relating to all of the warrant issuances discussed above was revalued at March 31, 2018, resulting in an increase to the fair value of the warrant liability of $244,000 for the year ended March 31, 2018. The key valuation assumptions used consists, in part, of the price of the Company’s common stock of $0.06; a risk-free interest rate ranging from 2.22% to 2.56%, and expected volatility of the Company’s common stock of 358.6%. The warrant liability was remeasured as of March 31, 2017, resulting in an estimated fair value of $28,000, for a decrease in fair value of $4,000. The key valuation assumptions used consists, in part, of the price of the Company’s common stock of $0.40; a risk free interest rate of 1.88% and expected volatility of the Company’s common stock, of 292.42%.